Share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

26. Share capital

(a) Preference shares:

Authorized: Unlimited preference shares without par value.

Issued and fully paid: Nil.

(b) Common shares:

Authorized: Unlimited common shares without par value.

Issued and fully paid:

	Year ended Dec. 31, 2023		Year ended Dec. 31, 2022
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	262,019,857	$1,780,774	261,598,312	$1,778,848
Shares issued on acquisition of Copper Mountain, net of share issuance costs (note 5)	84,165,617	436,499	-	-
Shares issued on acquisition of Rockcliff (note 6)	2,675,324	12,503	-	-
Flow through shares, net of share issuance costs	1,960,000	10,166
Exercise of options	67,145	291	421,545	1,926
Cancelled shares	(159,407)	-
Balance, end of year	350,728,536	$2,240,233	262,019,857	$1,780,774

During the year ended December 31, 2023, the Company declared two semi-annual dividends of C$0.01 per share. The Company paid $1,908 and $2,555 in dividends on March 24, 2023 and September 22, 2023 to shareholders of record as of March 7, 2023 and September 1, 2023.

During the year ended December 31, 2022, the Company declared two semi-annual dividends of C$0.01 per share. The Company paid $2,075 and $1,972 in dividends on March 25, 2022 and September 23, 2022 to shareholders of record as of March 8, 2022 and September 2, 2022.

During the year ended December 31, 2023, the Company completed a Canadian Development Expense and Canadian Exploration Expense flow-through financing. The Company issued 1,960,000 common shares for proceeds, net of transaction costs, of $14,424. The implied premium on the flow-through shares of $4,258 was recorded as a flow-through share liability. At December 31, 2023, the Company has not incurred any qualifying expenditures related to this flow-through financing. The flow-through share liability will be recognized in earnings as eligible expenditures are made.